SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
SEGMENT REPORTING

NOTE 5 — SEGMENT REPORTING

The Company is formed for the purpose of effecting a Business Combination. As of December 31, 2025, the Company had not commenced any operations. The Company will not generate any operating revenue until after the completion of its initial Business Combination, at the earliest.

The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews the consolidated operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating segment. The CODM does not review assets in evaluating the results of the Company, and therefore, such information is not presented.

When evaluating the Company’s primary measure of performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:

For the
period
from
March 18,
2025
(inception)
through
December 31,
2025
General and administrative expenses	$15,671
Total operating expenses	(15,671)
Income tax expense	—
Net loss	$(15,671)

Operating costs are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination within the business combination period. The CODM also reviews operating costs to manage, maintain and enforce all contractual agreements, if any, to ensure costs are aligned with all agreements and budget.

SL BIO LTD
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
SEGMENT REPORTING

13. SEGMENT REPORTING

The Group’s chief operating decision maker, who has been identified as the Group’s directors, evaluates segment performance and allocates resources based on several factors, of which the primary financial measure is operating income.

During the years ended December 31, 2025 and 2024, the Group operated in sales of Exosome products segment and research and development of CD-19 Armed-T products segment. In December 2024, the Group extended the operation into the research and development of GDT cell therapy products and thus operated in three segments during the year ended December 31, 2025 and thereafter. The revenue of the Group represented the sales of Exosome products only.

There was no revenue generated and assets allocated for the CD-19 Armed-T products and GDT cell therapy products segments for the year ended December 31, 2025. The Company’s chief operating decision maker evaluates performance based on each reporting segment’s revenue, cost of revenues, operating expenses, operating income (loss), other income (expense), and income (loss) before income taxes. The respective information by segment for the years ended December 31, 2024 and 2025 were as follows:

13. SEGMENT REPORTING (cont.)

For the year ended December 31, 2025:

		CD-19	GDT cell	Corporate
	Exosome	Armed-T	therapy	and
	Products	Products	Products	Unallocated	Total
Revenue	$2,197,249	$—	$—	$—	$2,197,249
Cost of revenue	(1,422,187)	—	—	—	(1,422,187)
Gross profit	775,062	—	—	—	775,062
Operating expenses	792,443	512,041	1,856,981	1,451,085	4,612,550
Operating loss	(17,381)	(512,041)	(1,856,981)	(1,451,085)	(3,837,488)
Other income (expenses), net	(1,445)	—	—	19,111	17,666
Loss before income tax	(18,826)	(512,041)	(1,856,981)	(1,431,974)	(3,819,822)

As of December 31, 2025
Identifiable long-lived assets	13,938	—	—	447,280	461,218
Total assets	749,864	—	—	2,067,316	2,817,180

For the year ended December 31, 2024:

		CD-19	GDT cell	Corporate
	Exosome	Armed-T	therapy	and
	Products	Products	Products	Unallocated	Total
Revenue	$3,363,603	$—	$—	$—	$3,363,603
Cost of revenue	(1,430,842)	—	—	—	(1,430,842)
Gross profit	1,932,761	—	—	—	1,932,761
Operating expenses	702,651	1,070,441	964,823	390,957	3,128,872
Operating income (loss)	1,230,110	(1,070,441)	(964,823)	(390,957)	(1,196,111)
Other income (expenses), net	26,437	—	—	35,976	62,413
Income (loss) before income tax	1,256,547	(1,070,441)	(964,823)	(354,981)	(1,133,698)

As of December 31, 2025 and 2024, the Group’s total assets and long-lived assets are under the segments of sales of Exosome Products and Corporate and unallocated. All of the payments incurred for research and development of CD-19 Armed-T products and GDT cell therapy products segments are expensed.